Contents of Significant Accounts - Bonds Payable - Additional Information (Detail)				12 Months Ended
	Jul. 07, 2026	Jul. 07, 2024	Jul. 07, 2021 USD ($) TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 TWD ($) $ / shares	Dec. 31, 2023 TWD ($)	Jul. 07, 2021 $ / shares
Disclosure of detailed information about bonds [Line Items]
Bonds issued amount						$ 30,051,568,000	$ 38,359,352,000
Bonds repurchased and cancelled value				$ 187,100,000	$ 187,100,000
Number of bondholder requied redeemable outstanding exchangeable bonds		0
Currency linked zero coupon exchangeable bonds maturing on July 7, 2026 [member]
Disclosure of detailed information about bonds [Line Items]
Bonds issued amount			$ 400,000,000
Per annum interest rate related to early redemption of bonds			(0.625%)
Early Redemption Price, fixed exchange rate			27.902
Percentage of principal amount, bond will be redeemable for early redemption		98.14%
Percentage of principal amount to redeem bonds on maturity date	96.92%
Effective rate of the host bonds			3.49%
Currency linked zero coupon exchangeable bonds maturing on July 7, 2026 [member] | Bottom of range [member]
Disclosure of detailed information about bonds [Line Items]
Percentage of closing stock price to quotient of early redemption amount multiplied by then exchange price divided by principal amount of bonds			130.00%
Percentage of the bonds that have been previously redeemed, repurchased and cancelled or exchanged, where issuer may redeem the outstanding bonds			90.00%
Currency linked zero coupon exchangeable bonds maturing on July 7, 2026 [member] | Common Shares of Novatek [Member]
Disclosure of detailed information about bonds [Line Items]
Exchange price per share | $ / shares						$ 506		$ 731.25